Stockholder's Equity (Details) $ / shares in Units, $ in Millions	1 Months Ended			12 Months Ended
	Jan. 20, 2017 shares	Sep. 23, 2016 Employees shares	Nov. 19, 2014	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 $ / shares shares	Jul. 06, 2016 shares	Dec. 17, 2015 $ / shares shares	Apr. 14, 2015 $ / shares shares
Stockholder's Equity (Textual)
Ordinary shares issued				22,898,864	20,000,000
Ordinary shares outstanding				22,898,864	20,000,000
Ordinary shares, authorized description			Share capital of $1, which consisted of one share with a par value of $1 per share.	Unlimited shares authorized	Unlimited shares authorized
Redeemed share							571,428
Ordinary shares, issued				22,898,864	20,000,000		571,428
Ordinary shares, par value | $ / shares							$ 0.000000005
Restricted shares issued		2,700
Number of employees | Employees		19
Preferred Class A [Member]
Stockholder's Equity (Textual)
Preferred shares issued				715,000		715,000
Preferred stock, shares outstanding				715,000
Subsequent Event [Member]
Stockholder's Equity (Textual)
Restricted shares forfeited	200
Minimum [Member]
Stockholder's Equity (Textual)
Target adjust net income | $				$ 23.3
Maximum [Member]
Stockholder's Equity (Textual)
Target adjust net income | $				40.0
2016 | Minimum [Member]
Stockholder's Equity (Textual)
Target adjust net income | $				20.2
2016 | Maximum [Member]
Stockholder's Equity (Textual)
Target adjust net income | $				32.0
2017 | Minimum [Member]
Stockholder's Equity (Textual)
Target adjust net income | $				22.6
2017 | Maximum [Member]
Stockholder's Equity (Textual)
Target adjust net income | $				38.0
2018 | Minimum [Member]
Stockholder's Equity (Textual)
Target adjust net income | $				25.6
2018 | Maximum [Member]
Stockholder's Equity (Textual)
Target adjust net income | $				$ 44.0
Feng Hui [Member]
Stockholder's Equity (Textual)
Redeemed share								1
Ordinary shares, issued								20,000,000
Ordinary shares, par value | $ / shares								$ 0.000000005
Escrow [Member]
Stockholder's Equity (Textual)
Ordinary shares, authorized description				Upon consummation of the business combination between the Company and Adrie, an aggregate of 20 million of ordinary shares were issued and 8 million of the issued ordinary shares were deposited in escrow (the "Escrow Shares").